Annual Total Returns - BlackRock Low Duration Bond Portfolio (Investor A1 Shares) [BarChart] - Investor A1 - BlackRock Low Duration Bond Portfolio - Investor A1 Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.03%
Annual Return 2012	5.01%
Annual Return 2013	1.13%
Annual Return 2014	1.35%
Annual Return 2015	0.67%
Annual Return 2016	1.84%
Annual Return 2017	1.87%
Annual Return 2018	0.89%
Annual Return 2019	4.74%
Annual Return 2020	3.36%